Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Commercial property revenue	$ 1,545	$ 1,416	$ 3,084	$ 2,902
Hospitality revenue	682	687	1,277	1,252
Investment and other revenue	196	224	382	413
Total revenue	2,423	2,327	4,743	4,567
Direct commercial property expense	600	552	1,211	1,140
Direct hospitality expense	536	525	1,069	1,033
Investment and other expense	10	7	20	76
Interest expense	1,281	1,174	2,494	2,341
General and administrative expense	341	352	681	684
Total expenses	2,768	2,610	5,475	5,274
Fair value (losses), net	(508)	(58)	(880)	(111)
Share of net earnings (loss) from equity accounted investments	111	(198)	243	(174)
(Loss) before income taxes	(742)	(539)	(1,369)	(992)
Income tax expense (benefit)	47	(81)	129	(140)
Net (loss)	(789)	(458)	(1,498)	(852)
Net (loss) attributable to:
Limited partners	(173)	(191)	(311)	(274)
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(309)	(339)	(556)	(488)
FV LTIP units of the Operating Partnership	(1)	(1)	(1)	(1)
Interests of others in operating subsidiaries and properties	(306)	73	(630)	(89)
Net (loss)	$ (789)	$ (458)	$ (1,498)	$ (852)